RELATED PARTY TRANSACTIONS (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
RELATED PARTY BALANCES AND TRANSACTIONS
Contractual commitments with related parties	$ 0
Board of directors | PJH Consulting, LLC
RELATED PARTY BALANCES AND TRANSACTIONS
Amount of related party transactions	84,093
Former director and officer | EarthLabs Inc.
RELATED PARTY BALANCES AND TRANSACTIONS
Amount of related party transactions		$ 18,000
Director | Notz Capital Corp
RELATED PARTY BALANCES AND TRANSACTIONS
Amount of related party transactions	$ 46,921	$ 177,310